UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

Tax-Exempt New York Money Market Fund

	Principal Amount ($)	Value ($)

Municipal Investments 96.2%
New York 93.8%
Albany, NY, Industrial Development Agency, Davies Office Refurbishing, AMT, 4.02% *, 2/1/2017, HSBC Bank USA NA (a)	390,000	390,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, 4.04% *, 6/1/2022, KeyBank NA (a)	440,000	440,000
Hempstead, NY, Industrial Development Agency Revenue, Series F5J-D, AMT, 144A, 4.08% *, 10/1/2043	1,300,000	1,300,000
Hempstead, NY, Industrial Development Agency, Trigen-Nassua Energy, AMT, 4.0% *, 9/15/2015, Societe Generale (a)	800,000	800,000
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	2,000,000	2,011,469
Nassau, NY, Health Care Corp. Revenue, Series 2004-C1, 3.95% *, 8/1/2029 (b)	100,000	100,000
New York, Metropolitan Transportation Authority Revenue:
3.45%, 10/6/2006	1,000,000	1,000,000
Series 848-D, 144A, 3.99% *, 11/15/2021 (b)	299,000	299,000
Series B-16, 144A, 4.0% *, 11/15/2027	1,700,000	1,700,000
New York, State Dormitory Authority Revenue:
Series 1997, 3.3%, 7/7/2006	1,685,000	1,685,000
Series 1191, 144A, 3.98% *, 5/15/2013 (b)	795,000	795,000
Series B09, 144A, 4.0% *, 3/15/2023 (b)	350,000	350,000
New York, State Dormitory Authority Revenue, Solar Eclipse Funding Trust, Series 2006-0029, 144A, 3.97% *, 2/15/2012 (b)	400,000	400,000
New York, State Energy Research & Development Authority, Facilities Revenue, Consolidated Edison Co., Series C-3, AMT, 4.0% *, 11/1/2039, Citibank NA (a)	1,000,000	1,000,000
New York, State Environmental Facilities Corp., Pollution Control Revenue, Series PA-1261, 144A, 4.0% *, 12/15/2009 (b)	1,385,000	1,385,000
New York, State General Obligation:
Series B, 2.9% *, 3/15/2030, Dexia Credit Local France (a)	390,000	390,000
3.48% *, 7/6/2006	1,000,000	1,000,000
New York, State Housing Finance Agency Revenue:
Series E-39, AMT, 4.0% *, 11/15/2031	2,200,000	2,200,000
Series A, AMT, 4.01% *, 5/1/2029	300,000	300,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 3.94% *, 11/1/2036, Bank of New York (a)	400,000	400,000
New York, State Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 4.0% *, 11/1/2028 (b)	415,000	415,000
New York, State Power Authority:
3.3%, 7/10/2006	1,000,000	1,000,000
3.6%, 7/13/2006	1,000,000	1,000,000
New York, State Power Authority Revenue & General Purpose, 3.35% *, 3/1/2016	1,000,000	1,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 4.0% *, 3/15/2025 (b)	1,800,000	1,800,000
New York, Tsasc, Inc., Series R-513CE, 144A, 4.02% *, 6/1/2034	1,870,000	1,870,000
New York City, NY, Municipal Finance Authority, Water & Sewer System Revenue, Series 1289, 144A, 4.01% *, 12/15/2013	1,500,000	1,500,000
New York City, NY, Transitional Finance Authority, Future Tax-Secured, Series C-5, 3.95% *, 8/1/2031	850,000	850,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1-D, 4.0% *, 11/1/2022	895,000	895,000
New York, NY, General Obligation, Series 1318, 144A, 4.01% *, 6/1/2013 (b)	500,000	500,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc. Opportunities Unlimited, Series A, 4.04% *, 9/1/2021, KeyBank NA (a)	645,000	645,000

Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 4.04% *, 11/1/2025, HSBC Bank PLC (a)	300,000	300,000
Orange County, NY, Industrial Development Agency, Civic Facility Revenue, St. Lukes Cornwall Hospital Project, 4.0% *, 7/1/2032, KeyBank NA (a)	700,000	700,000
Port Authority of New York & New Jersey:
Series B, 3.44%, 7/10/2006	1,265,000	1,265,000
Series B, 3.61%, 9/7/2006	1,200,000	1,200,000
Series A, 3.62%, 7/6/2006	505,000	505,000
Schenectady, NY, Bond Anticipation Notes, 4.5%, 5/24/2007, Bank of America NA (a)	1,000,000	1,007,168
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 4.04% *, 2/1/2021, KeyBank NA (a)	320,000	320,000
Syracuse, NY, Tax Anticipation Notes, Series A, 4.125%, 10/30/2006, KeyBank NA (a)	1,050,000	1,051,730

		35,769,367
California 0.8%
California, State Economic Recovery, Series C-6, 3.88% *, 7/1/2023, Citibank NA (a)	300,000	300,000
Puerto Rico 1.6%
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.97% *, 7/1/2020 (b)	200,000	200,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 4.01% *, 12/1/2030	400,000	400,000

		600,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 36,669,367)	96.2	36,669,367
Other Assets and Liabilities, Net	3.8	1,455,500

Net Assets	100.0	38,124,867

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2006.

(a)		Security incorporates a letter of credit from a major bank.
(b)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	3.6
Financial Guaranty Insurance Company	1.8
Financial Security Assurance, Inc.	5.2
MBIA Corporation	6.4

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt New York Money Market Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt New York Money Market Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006